Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of credit risk exposure [line items]
Beginning balance			$ 2,094
Ending balance	$ 3,136		3,136
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,136	$ 1,962	3,136	$ 1,962
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,776	1,710	2,776	1,710
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	360	252	360	252
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	72	105	86	102
Net remeasurement of loss allowance	26	(4)	26	2
Loan originations	2	1	4	3
Derecognitions and maturities	(2)	(1)	(3)	(2)
Model changes	(4)		(4)
Total PCL	22	(4)	23	3
Write-offs	(3)	(3)	(6)	(7)
Recoveries of previous write-offs	2	2	4	5
Foreign exchange and other		(3)	(14)	(6)
Ending balance	93	97	93	97
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	556	551	558	560
Net remeasurement of loss allowance	125	39	188	68
Loan originations	12	10	23	23
Derecognitions and maturities	(12)	(11)	(26)	(25)
Model changes	30		30
Total PCL	155	38	215	66
Write-offs	(84)	(69)	(167)	(153)
Recoveries of previous write-offs	19	18	42	72
Foreign exchange and other	2			(7)
Ending balance	648	538	648	538
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	300	290	305	293
Net remeasurement of loss allowance	200	80	262	132
Loan originations	4	5	8	10
Derecognitions and maturities	(7)	(6)	(14)	(14)
Total PCL	197	79	256	128
Write-offs	(89)	(83)	(177)	(159)
Recoveries of previous write-offs	21	23	47	46
Foreign exchange and other	5	(1)	3
Ending balance	434	308	434	308
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,334	941	1,145	915
Net remeasurement of loss allowance	752	52	973	91
Loan originations	53	50	100	110
Derecognitions and maturities	(52)	(39)	(92)	(82)
Model changes	(11)		(11)
Total PCL	742	63	970	119
Write-offs	(175)	(40)	(216)	(71)
Recoveries of previous write-offs	16	50	23	59
Foreign exchange and other	44	5	39	(3)
Ending balance	1,961	1,019	1,961	1,019
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	840	515	840	515
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	672	390	672	390
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	168	125	168	125
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	14	21	15	20
Transfer to Stage 1	5	7	11	14
Transfer to Stage 2	(1)	(1)	(1)	(1)
Net remeasurement of loss allowance	11	(12)	2	(20)
Loan originations	2	1	4	3
Derecognitions and maturities	(1)		(1)
Model changes	(2)		(2)
Total PCL	14	(5)	13	(4)
Foreign exchange and other	1		1
Ending balance	29	16	29	16
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	88	90	89	90
Transfer to Stage 1	38	42	79	87
Transfer to Stage 2	(6)	(5)	(10)	(9)
Transfer to Stage 3		(1)	(2)	(3)
Net remeasurement of loss allowance	(18)	(47)	(62)	(94)
Loan originations	12	10	23	23
Derecognitions and maturities	(4)	(4)	(8)	(8)
Model changes	5		5
Total PCL	27	(5)	25	(4)
Foreign exchange and other	1	1	2
Ending balance	116	86	116	86
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	80	75	80	74
Transfer to Stage 1	29	24	57	50
Transfer to Stage 2	(11)	(6)	(16)	(11)
Transfer to Stage 3	(1)		(1)
Net remeasurement of loss allowance	12	(20)	(13)	(44)
Loan originations	4	5	8	10
Derecognitions and maturities	(1)	(1)	(2)	(2)
Total PCL	32	2	33	3
Foreign exchange and other	3		2
Ending balance	115	77	115	77
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	348	335	338	298
Transfer to Stage 1	20	39	64	108
Transfer to Stage 2	(45)	(8)	(53)	(25)
Transfer to Stage 3	(1)		(2)
Net remeasurement of loss allowance	237	(62)	176	(118)
Loan originations	53	50	100	110
Derecognitions and maturities	(27)	(24)	(42)	(47)
Model changes	(23)		(23)
Total PCL	214	(5)	220	28
Foreign exchange and other	18	6	22	10
Ending balance	580	336	580	336
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,558	1,015	1,558	1,015
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,376	915	1,376	915
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	182	100	182	100
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	31	39	33	38
Transfer to Stage 1	(4)	(6)	(10)	(13)
Transfer to Stage 2	1	1	3	3
Transfer to Stage 3	(2)	(2)	(3)	(4)
Net remeasurement of loss allowance	13	6	17	15
Derecognitions and maturities	(1)	(1)	(2)	(2)
Model changes	(2)		(2)
Total PCL	5	(2)	3	(1)
Foreign exchange and other	1		1
Ending balance	37	37	37	37
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	343	326	333	326
Transfer to Stage 1	(36)	(39)	(74)	(80)
Transfer to Stage 2	24	20	45	44
Transfer to Stage 3	(27)	(26)	(52)	(52)
Net remeasurement of loss allowance	82	49	144	102
Derecognitions and maturities	(8)	(7)	(18)	(17)
Model changes	25		25
Total PCL	60	(3)	70	(3)
Foreign exchange and other	4	1	4	1
Ending balance	407	324	407	324
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	220	215	225	219
Transfer to Stage 1	(29)	(24)	(57)	(50)
Transfer to Stage 2	11	6	16	11
Transfer to Stage 3	(41)	(39)	(81)	(79)
Net remeasurement of loss allowance	163	79	227	142
Derecognitions and maturities	(6)	(5)	(12)	(12)
Total PCL	98	17	93	12
Foreign exchange and other	1	(1)	1
Ending balance	319	231	319	231
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	519	389	496	408
Transfer to Stage 1	(19)	(37)	(57)	(105)
Transfer to Stage 2	46	13	55	36
Transfer to Stage 3	(40)	(14)	(63)	(27)
Net remeasurement of loss allowance	279	80	373	139
Derecognitions and maturities	(25)	(15)	(50)	(35)
Model changes	12		12
Total PCL	253	27	270	8
Foreign exchange and other	23	7	29	7
Ending balance	795	423	795	423
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	738	432	738	432
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	728	405	728	405
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	10	27	10	27
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	27	45	38	44
Transfer to Stage 1	(1)	(1)	(1)	(1)
Transfer to Stage 2			(2)	(2)
Transfer to Stage 3	2	2	3	4
Net remeasurement of loss allowance	2	2	7	7
Total PCL	3	3	7	8
Write-offs	(3)	(3)	(6)	(7)
Recoveries of previous write-offs	2	2	4	5
Foreign exchange and other	(2)	(3)	(16)	(6)
Ending balance	27	44	27	44
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	125	135	136	144
Transfer to Stage 1	(2)	(3)	(5)	(7)
Transfer to Stage 2	(18)	(15)	(35)	(35)
Transfer to Stage 3	27	27	54	55
Net remeasurement of loss allowance	61	37	106	60
Total PCL	68	46	120	73
Write-offs	(84)	(69)	(167)	(153)
Recoveries of previous write-offs	19	18	42	72
Foreign exchange and other	(3)	(2)	(6)	(8)
Ending balance	125	128	125	128
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	42	39	82	79
Net remeasurement of loss allowance	25	21	48	34
Total PCL	67	60	130	113
Write-offs	(89)	(83)	(177)	(159)
Recoveries of previous write-offs	21	23	47	46
Foreign exchange and other	1
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	467	217	311	209
Transfer to Stage 1	(1)	(2)	(7)	(3)
Transfer to Stage 2	(1)	(5)	(2)	(11)
Transfer to Stage 3	41	14	65	27
Net remeasurement of loss allowance	236	34	424	70
Total PCL	275	41	480	83
Write-offs	(175)	(40)	(216)	(71)
Recoveries of previous write-offs	16	50	23	59
Foreign exchange and other	3	(8)	(12)	(20)
Ending balance	$ 586	$ 260	$ 586	$ 260